Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OPERATING ACTIVITIES
Net loss	$ (36,718,071)	$ (21,537,430)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	36,463
Amortization of debt origination fees	15,833
Change in fair value of SAFE notes	17,368,415	14,492,176
Change in fair value of derivative liabilities	(158,241)
Transaction costs paid in shares	156,869
Share-based compensation expense	37,827	197,006
Noncash operating lease expense	98,850	37,689
Loss on debt extinguishment	5,728,295
Loss on share issuance	246,184
Reverse recapitalization transaction	566,071
Fair value of shares issued as commitment fee	350,000
Change in operating assets and liabilities:
Accounts receivable	(3,574,283)	(45,486)
Prepaid expenses and other assets	(311,543)	(35,095)
Inventory	(1,365,633)	(65,248)
Accounts payable	3,354,648	768,542
Accrued expense	1,801,970	714
Accrued compensation	(69,498)	227,852
Accrued franchise taxes	8,428
Operating lease liabilities	(94,452)	(43,943)
Deferred revenue	(728,665)	2,713,215
Net cash used in operating activities	(13,250,533)	(3,290,008)
INVESTING ACTIVITIES
Purchase of property and equipment	(670,417)
Capitalized software development costs	(1,159,322)	(834,220)
Net cash used in investing activities	(1,829,739)	(834,220)
FINANCING ACTIVITIES
Proceeds from issuance of bridge loans	2,850,000
Proceeds from issuance of SAFE notes	23,752	4,239,500
Proceeds from issuance of short term loan, net	2,000,000
Proceeds from issuance of new shares	555,016
Payment of debt origination fees	(190,000)
Repayment of bridge loans	(1,380,545)
Repayment of short term loan	(48,306)
Proceeds from PIPE investments	10,837,643
Purchase of common stock	(5,000,000)
Proceeds from Trust account	5,577,304
Net cash provided by financing activities	15,224,864	4,239,500
Net increase in cash during the year	144,592	115,272
Cash, beginning of year	721,032	605,760
Cash, end of year	865,624	721,032
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES
Right-of-use asset obtained in exchange for lease liability	482,227	324,426
Conversion of SAFE notes to equity	40,726,793
Conversion of short-term debt to equity	8,597,750
SUPPLEMENTAL DISCLOSURE OF CASH ACTIVITIES
Cash paid for interest	$ 377,028